Offerings	Jan. 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Debt Securities (Floating Rate Notes due 2028)
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 600,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,860.00
Offering Note	The filing fee paid with this filing pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), was originally deferred in accordance with Rule 456(b) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Debt Securities (3.750% Notes due 2028)
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit	999.16
Maximum Aggregate Offering Price	$ 749,370,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,488.00
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Debt Securities (4.200% Notes due 2031)
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit	999.69
Maximum Aggregate Offering Price	$ 749,767,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,542.89
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Debt Securities (4.800% Notes due 2036)
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	999.69
Maximum Aggregate Offering Price	$ 499,845,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,028.59